Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Based Compensation Expense
Stock compensation expense was allocated between departments as follows;

	Year ended
	December 31, 2016	December 31, 2015
Research & Development	$165,154	$148,948
Sales & Marketing	30,418	62,533
General & Administrative	675,698	730,888
Total	$871,270	$942,369

Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model
The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2016:

Year Ended
	December 31, 2016	December 31, 2015
Expected life (years)	6.1	6.1
Risk-free interest rate	1.3% - 1.7%	1.6%-1.7%
Volatility	65% - 73%	56% - 66%
Dividend rate	—%	—%

Summary of Stock Option Transactions
The following table summarizes stock option transactions for the years ended December 31, 2016 and 2015 as issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted-Average Exercise Price per Share	Weighted Average Remaining Contractual Term
				(in years)
Balance at December 31, 2014	606,061	1,072,011	$6.34
Additional shares authorized	270,764	—	—
Options granted	(955,713)	955,713	3.08
Options exercised		(83,848)	3.50
Options canceled/forfeited	85,037	(85,037)	5.03
Balance at December 31, 2015	6,149	1,858,839	4.82	8.75
Additional shares authorized	560,717	—	—
Amendment to plan to authorize additional shares	1,500,000	—	—
Options granted	(1,339,259)	1,339,259	1.36
Options exercised	—	(58,419)	1.20
Options canceled/forfeited	231,249	(231,249)	3.09
Balance at December 31, 2016	958,856	2,908,430	$3.42	8.48

Options vested at December 31, 2016	—	1,450,033	$4.12	8.13
Options vested and expected to vest at December 31, 2016	—	2,908,430	$3.42	8.48